Acquisitions (Tables)	6 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Fair Value Hierarchy	Based on the valuation inputs, the Company has recorded assets acquired and liabilities assumed according the following fair value hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities; or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability.
Level 3	Unobservable inputs for the asset or liability
Based on the valuation inputs, the Company has recorded assets acquired and liabilities assumed according the following fair value hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities; or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability.
Level 3	Unobservable inputs for the asset or liability

Summary of Total Consideration of the Acquisition
Under the terms of the Merger Agreement, total consideration in the acquisition consisted of the following as of the acquisition date:

(in thousands)
Base purchase price	$32,700
Fair value of earnout	30,437
Net working capital true-up(1)	3,527
Closing cash	904
Closing indebtedness	(476)
Total purchase consideration	$67,092
__________________
(1)The Company recorded a $0.1 million measurement period adjustment to the carrying amount of goodwill related to the net working capital true-up for the six months ended December 31, 2020.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Description	Estimated Life	Amount
Cash and cash equivalents		$955
Accounts receivable		8,220
Other current assets		459
Property and equipment, net		51
Accounts payable		(2,922)
Accrued expenses		(737)
Other current liabilities		(8)
Other liabilities		(1)
Net tangible assets acquired		6,017

Trade Name	5 years	2,680
Proprietary Software	2-5 years	1,042
Non-compete agreements	3 years	192
Customer relationships	7 years	16,069
Goodwill	Indefinite	41,092
Total intangible assets acquired		61,075
Net assets acquired		$67,092
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Description	Estimated Life	Amount
Cash and cash equivalents		$955
Accounts receivable		8,220
Other current assets		459
Property and equipment, net		51
Accounts payable		(2,922)
Accrued expenses		(737)
Other current liabilities		(8)
Other liabilities		(1)
Net tangible assets acquired		6,017

Trade Name	5 years	2,680
Proprietary Software	2-5 years	1,042
Non-compete agreements	3 years	192
Customer relationships	7 years	16,069
Goodwill	Indefinite	41,213
Total intangible assets acquired		61,196

Net assets acquired		$67,213